Certnys

1-36369

[redacted]

15008144

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

October 22, 2015

Received SEC

OCT 22 2015

Washington, DC 20549

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE MKT certifies its approval for listing and registration of the 8.250% Series A Cumulative Redeemable Preferred Stock ($0.01 par value per share) of Bluerock Residential Growth REIT, Inc. under the Exchange Act of 1934.

Sincerely,

October 21, 2015